Schedule of investments
Macquarie VIP Mid Cap Growth Series
March 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.23%♦
Communication Services — 2.61%
Pinterest Class A †	160,752	$ 4,983,312
Trade Desk Class A †	82,344	4,505,863
		9,489,175
Consumer Discretionary — 12.60%
Boot Barn Holdings †	34,881	3,747,266
Expedia Group	31,565	5,306,077
Floor & Decor Holdings Class A †	82,052	6,602,724
On Holding Class A †	129,212	5,674,991
Pool	23,680	7,538,528
SharkNinja †	62,236	5,191,105
Tractor Supply	118,857	6,549,021
Vail Resorts	32,471	5,196,009
		45,805,721
Consumer Staples — 1.33%
Casey's General Stores	11,117	4,825,223
		4,825,223
Financials — 10.90%
Blue Owl Capital	245,419	4,918,197
Brown & Brown	36,567	4,548,935
Corpay †	21,825	7,610,814
FactSet Research Systems	10,926	4,967,397
Kinsale Capital Group	12,581	6,123,298
LPL Financial Holdings	14,338	4,690,533
MarketAxess Holdings	31,324	6,776,947
		39,636,121
Healthcare — 17.88%
Align Technology †	28,262	4,489,701
Bio-Techne	95,256	5,584,859
Cencora	26,010	7,233,121
GE HealthCare Technologies	76,772	6,196,268
IDEXX Laboratories †	23,572	9,899,062
Inspire Medical Systems †	23,325	3,715,206
Insulet †	35,271	9,262,517
Ionis Pharmaceuticals †	80,419	2,426,241
Repligen †	40,345	5,133,498
Veeva Systems Class A †	34,176	7,916,187
Waystar Holding †	84,205	3,145,899
		65,002,559
Industrials — 20.08%
AAON	11,604	906,621
Booz Allen Hamilton Holding	37,663	3,938,797
BWX Technologies	34,894	3,442,293
Copart †	86,158	4,875,681
Fastenal	123,191	9,553,462
Generac Holdings †	45,543	5,768,021
HEICO Class A	40,269	8,495,551
Howmet Aerospace	57,681	7,482,956
Lincoln Electric Holdings	32,137	6,079,035
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
Old Dominion Freight Line	36,404	$ 6,023,042
Paylocity Holding †	24,810	4,647,905
Rollins	127,669	6,897,956
Trex †	84,352	4,900,851
		73,012,171
Information Technology — 27.93%
Appfolio Class A †	14,708	3,234,289
AppLovin Class A †	27,379	7,254,614
ASGN †	44,202	2,785,610
Bentley Systems Class B	46,644	1,834,975
CDW	24,352	3,902,652
Clearwater Analytics Holdings Class A †	95,126	2,549,377
Cloudflare Class A †	43,034	4,849,501
Coherent †	89,194	5,792,258
CyberArk Software †	11,696	3,953,248
Datadog Class A †	67,611	6,707,687
HubSpot †	11,841	6,764,645
Impinj †	22,189	2,012,542
Itron †	25,279	2,648,228
Lattice Semiconductor †	73,467	3,853,344
MACOM Technology Solutions Holdings †	25,048	2,514,318
Monday.com †	14,874	3,616,762
Monolithic Power Systems	10,424	6,045,712
Novanta †	42,762	5,467,977
Onto Innovation †	26,978	3,273,511
Snowflake Class A †	22,250	3,252,060
Teradyne	52,022	4,297,017
Trimble †	111,685	7,332,120
Tyler Technologies †	9,910	5,761,575
Workiva †	24,081	1,827,989
		101,532,011
Materials — 1.59%
Martin Marietta Materials	12,130	5,799,717
		5,799,717
Real Estate — 4.31%
CoStar Group †	197,708	15,664,405
		15,664,405
Total Common Stocks (cost $363,594,707)		360,767,103

Short-Term Investments — 0.85%
Money Market Mutual Funds — 0.85%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	776,924	776,924
NQ- IV075 [0325] 0525 (4476058)    1

Schedule of investments
Macquarie VIP Mid Cap Growth Series   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	776,923	$ 776,923
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	776,923	776,923
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	776,924	776,924
Total Short-Term Investments (cost $3,107,694)		3,107,694

Total Value of Securities—100.08% (cost $366,702,401)		363,874,797
Liabilities Net of Receivables and Other Assets—(0.08%)		(299,189)
Net Assets Applicable to 39,994,665 Shares Outstanding—100.00%		$363,575,608

♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.

2    NQ- IV075 [0325] 0525 (4476058)